Loans - Disclosure of Loans and Receivables (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about borrowings [line items]
Residential mortgages		$ 287,033	$ 280,672
Personal		47,866	46,681
Credit card		21,581	20,551
Business and government	[1]	237,416	214,305
Total gross amount		593,896	562,209
Total allowance		4,392	3,917
Net total		$ 589,504	$ 558,292
Allowances as a % of gross loans		0.70%	0.70%
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		$ 574	$ 449
Net total		$ 286,459	$ 280,223
Allowances as a % of gross loans		0.20%	0.20%
Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		$ 1,156	$ 942
Net total		$ 46,710	$ 45,739
Allowances as a % of gross loans		2.40%	2.00%
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		$ 942	$ 902
Net total		$ 20,639	$ 19,649
Allowances as a % of gross loans		4.40%	4.40%
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		$ 1,720	$ 1,624
Net total		$ 235,696	$ 212,681
Allowances as a % of gross loans		0.70%	0.80%
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Residential mortgages		$ 1,315	$ 994
Personal		290	292
Total allowance		982	816
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		306	234
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		185	190
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		491	392
Stages 1 and 2 [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		3,410	3,101
Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		268	215
Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		971	752
Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		942	902
Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		$ 1,229	$ 1,232

[1]	Includes customers’ liability under acceptances of $10 million (2024: $6 million) in business and government loans and acceptances of $10 million (2024: $6 million) in other liabilities. Prior year amounts have been revised to conform to the presentation adopted in 2025.